Financial Assets and Liabilities (Tables)	9 Months Ended
Sep. 30, 2026
Presentation of leases for lessee [abstract]
Schedule of Financial Assets and Financial Liabilities

Financial assets and liabilities comprise the following:

(EUR’000)	September 30, 2026	December 31, 2025
Financial assets by category
Trade receivables	225,839	141,333
Other receivables (excluding indirect tax receivables)
Lease receivables	25,415	10,268
Other receivables	11,075	9,322
Cash and cash equivalents	964,364	616,041
Financial assets measured at amortized cost	1,226,693	776,964
Total financial assets	1,226,693	776,964
Classified in the statement of financial position
Non-current assets	25,640	10,870
Current assets	1,201,053	766,094
Total financial assets	1,226,693	776,964

Financial liabilities by category
Borrowings
Convertible senior notes	—	429,391
Royalty funding liabilities	302,061	290,871
Lease liabilities	145,744	151,524
Trade payables and accrued expenses	109,716	90,657
Other liabilities (excluding indirect tax, and employee related payables)	35,141	1,046
Financial liabilities measured at amortized cost	592,662	963,489
Derivative liabilities	—	256,231
Financial liabilities measured at fair value through profit or loss	—	256,231
Total financial liabilities	592,662	1,219,720
Classified in the statement of financial position
Non-current liabilities	377,653	385,254
Current liabilities	215,009	834,466
Total financial liabilities	592,662	1,219,720

Summary of Fair Value Hierarchy

	September 30, 2026		December 31, 2025
(EUR’000)	Carrying amount	Fair value	Carrying amount	Fair value	Fair value level
Convertible senior notes	—	—	429,391	426,429	2
Royalty funding liabilities	302,061	296,079	290,871	296,899	3
Financial liabilities measured at amortized cost	302,061	296,079	720,262	723,328
Derivative liabilities	—	—	256,231	256,231	3
Financial liabilities measured at fair value through profit or loss	—	—	256,231	256,231

Movements in Level 3 Fair Value Measurements

The following table specifies movements in Level 3 fair value measurements:

(EUR’000)	2026	2025
Derivative liabilities
January 1	256,231	150,670
Remeasurement recognized in finance (income) or expense	25,938	83,091
Reclassified to equity upon conversion to ordinary shares	(282,169)	—
September 30	—	233,761

Summary of Maturity Analysis For Financial Liabilities

The following table summarizes the maturity analysis (on an undiscounted basis) for non-derivative financial liabilities recognized in the unaudited condensed consolidated interim statements of financial position.

(EUR’000)	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
Financial liabilities
September 30, 2026
Borrowings	74,316	389,387	194,047	657,750	447,805
Trade payables, accrued expenses and other liabilities	144,857	—	—	144,857	144,857
Total financial liabilities	219,173	389,387	194,047	802,607	592,662